Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Prepayments and other current assets
Deferred contract costs	¥ 145,039		¥ 425,361
Advances to suppliers	1,469,879		335,653
Value-added tax recoverable	1,128,950		1,249,015
Other receivables	337,078		291,917
Less: Allowance for credit loss	(8,943)		(7,438)	¥ (10,089)	¥ (110)
Total	¥ 3,072,003	$ 420,863	¥ 2,294,508